Reply Attention of	Ethan P. Minsky
Direct Tel.	604.643.3151
EMail Address	epm@cwilson.com
Our File No.	27975-0001 / D/EPM/816968.2

March 27, 2006

BY EDGAR AND BY COURIER

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4561

USA

Attention:	Maryse Mills-Apenteng

Dear Sirs:

Re: Navitrak International Corporation Registration Statement on Form SB-2 Filed on December 30, 2005 File No. 333-130775

                              Thank you for your letter of January 26, 2006 with respect to the Registration Statement on Form SB-2 (the "Form SB-2") filed by Navitrak International Corporation (the "Company"). For your ease of reference, our responses are numbered in a manner that corresponds with your comments. We enclose three blacklined copies of Amendment No. 1 to the Form SB-2 (the "Amendment"). Page references used in this letter relate to the enclosed blacklined version of the Amendment.

Cover Page

1.            The Company has indicated that the Form SB-2 constitutes the initial public offering of its common stock.

2.            The Company has revised the disclosure on the cover page to limit detail concerning the securities to the number of shares offered, with a breakdown of how many of these are already outstanding and how many underlie outstanding warrants.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

3.            Although the Company’s common stock is quoted on the Pink Sheets, trading in the Company’s common stock has been sporadic, volume has been limited and the Company has concluded that the Pink Sheets does not constitute a viable, established trading market for its shares. The Company has therefore deleted reference to the Pink Sheets and has disclosed that there is no established trading market for its shares.

4.            In accordance with Item 501 of Regulation S-B, the information on the outside front cover has been limited to one page.

Summary, page 7

5.            The Company has eliminated from the summary the discussion of its inactive subsidiaries and the brief discussion of the transactions in which shares and warrants were previously issued.

6.            The Company has included in the summary a brief discussion of the effects of the business combination on its operations.

Risk Factors

7.            In accordance with Item 503(2)(a) of Regulation S-B, the Forward-Looking Statements section has been moved so that it now follows the Risk Factors section. (see page 16)

8.            The Company has removed the fourth and fifth sentences from the general statement about risks so as to avoid any comments about unknown risk factors. (see page 8)

We have historically depended on the U.S. government ... page 11

9.            The Company has subdivided the discussion of the three risks arising from its dependence on U.S. government contracts into three distinct risks factor, beginning at page 11.

If we cannot qualify for a security clearance ... page 12

10.          The Company has deleted the acronym “FOCI” and has replaced it with the term “foreign ownership” throughout the filing.

We are focused on one group of products. Page 12

11.          The Company has deleted this risk discussion. There is no risk that the market will be eliminated. The material risks presented by competition appearing at page 8, and the risk presented by a failure to adapt products to rapidly changing technology are adequately addressed in the risks discussed on page 8.

We have a history of operating losses ... page 12

12.          The Company has added a separate risk factor discussing the auditors' going concern opinion and the notation in the financial statements which states that there is substantial doubt about its ability to continue as a going concern. (see page 9)

Determination of Offering Price, page 18

13.          The Company has disclosed the factors it considered in determining the fixed offering price of $.50. The offering price has been adjusted to reflect the price paid for the Company’s common stock in the last private placement for the Company’s common stock, after accounting for the forward split of the Company’s common stock effected on July 21, 2005.

Selling Security Holders, page 18

14.          The Company’s standard form of subscription agreement requires that the subscriber represent to the Company that he/she/it is not a broker-dealer or an affiliate of a broker-dealer. By oversight, the form of subscription agreement signed by each of the selling shareholders was not on the Company’s standard form, and it did not require that they make this representation. Although the Company has no reason to believe that any of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer, the Company is without specific knowledge. Therefore, the disclosure that “[n]one of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer, to our knowledge” has been deleted from the registration statement.

Description of Business, page 37

15.          The term a “majority of the minority” was intended to refer to the group of the Company’s shareholders that excluded members of the Company’s management team at the time. The Company has revised this disclosure, now on page 39, to more accurately refer to this group of shareholders.

16.          The second amending agreement was signed November 12, 2004 but dated “as of” September 16, 2004. September 16, 2004 was the closing date specified in the purchase agreement as the same was amended by the then most recent amending agreement (dated as of May 20, 2004). The amending agreement dated “as of” September 16, 2004 was not binding on the parties until it was signed by them on November 12, 2004. The amending agreement was dated ‘as of’ the most recent closing date because the attorneys for the Canadian Navitrak group of companies believed that the ‘effective date’ in the amending document should be the same day as the closing date provided for in the previous amending agreement.

17.          The Company has expanded this section to provide more detail about its business, its customers and its products, as well as to clarify that it has yet to offer any services.

18.          The Company has clarified that it provides software that interfaces with various cameras in various configurations, depending on the needs of the customer. A complete system, which would include a number of hardware components, consists of the Company’s software and various hardware components supplied by third parties. The Company is in the process of developing a system consisting of ‘off-the-shelf’ components for which its software has already been configured, but this system is not yet fully developed. Please refer to the discussion at pages 43 to 44.

19.          The Company has revised the disclosure on page 49 to reflect the type of systems sold to the City of Philadelphia. The Company has also clarified that it has not made any other sales since the sale to the City of Philadelphia.

20.          The Company has made minor revisions to the business description. While much of the corporate history relates to the Company’s prior business, the Company did engage in the development of that business during the last three years and only disposed of it in April, 2004. The Company believes that the bulk of this discussion remains responsive to Item 101(a) of Regulation S-B. The Company has added discussion of the predecessor business on page 43.

21.          The Company has discussed the factors leading to it having experienced minimal sales since November 12, 2004. See page 43.

Distribution Methods, page 45

22.          The Company has substantially revised the marketing discussion, beginning at page 46, incorporating much of the previous discussion that purported to discuss distribution methods. The Company believes that this discussion is more accurately characterized as a marketing discussion, as the Company does not currently have any active distribution. The revised discussion addresses the nature and location of the Company’s marketing efforts.

23.          The Company has deleted the reference to “notable contacts” contained in the previous discussion.

24.          The Company has expanded the discussion of its marketing efforts in the Middle East. The current discussion, appearing at page 47, includes the names of the countries in the Middle East where the Company and the predecessor business historically marketed the AeroNavitraker product, the status of the consultant that it hired to pursue marketing opportunities in the Middle East and the lack of any sales to customers in the Middle East.

25.          The Company has quantified the length of the sales cycle for the military, law enforcement and fire-fighting sales channels on page 47.

Competition, page 46

26.          Beginning at page 47, the Company has substantially revised the marketing discussion to better describe its competitive position.

Management's Discussion and Analysis, page 50

27.          The Company has revised the overview to eliminate the mainly redundant and detailed corporate history. The revised overview, beginning at page 51, provides a brief description of the Company’s current business with a cross reference to the more detailed business description provided earlier in the document.

28.	The Company has eliminated the redundant reference to forward looking statements.

29.          The Company has revised the discussion with respect to the Atlantic Canada Opportunities Agency under a revised heading beginning at page 53. The Company has also expanded the risk factor on page 10 of the registration statement to include the risks that the Atlantic Canada Opportunities Agency may (a) initiate some collection action or similar remedy in respect of the current default of certain of the outstanding loans and (b) refuse to make any new funds available to the Company. The Company has also contrasted the purpose of the

Atlantic Canada Opportunities Agency to the purpose of a traditional lender, in that the former is focused on supporting the Company in its growth as part of its overall effort to stimulate growth in the economy of the Atlantic region of Canada. In this regard, it is motivated by factors that traditional lenders might not generally tolerate, such as a default in the repayment terms of a loan to a company that continues to show growth potential for the region notwithstanding its inability to timely repay outstanding debt to the agency.

30.          The Company has relocated the discussion with respect to its liquidity and the substantial doubt about its ability to continue as a going concern so that the same is prominently disclosed beginning on page 52.

31.          Beginning at page 52, the Company has revised the discussion with respect to funding its future operations to provide an analysis of how long the Company can fund its current operations with current resources and how much money the Company will need in order to fund its operations over the next 12 months.

32.          The Company has deleted any comparison of its business opportunities with those of FLIR Systems Inc. and it has omitted any reference to the filings of that camera manufacturer. The reference to gimbal stabilized electro-optic cameras has been explained on page 44.

Certain Relationships and Related Transactions, page 64

33.          On page 64, the Company has quantified the number of shares issued to each of Messrs. Michael, King and Dolan in the August 24, 2001 acquisition of FlashPoint Inc.

34.          The Company has included the acquisition of Blackstone Holdings Corporation as a related party transaction and has provided the necessary disclosure required by Item 404. The interest of Mr. Knight and his affiliates has been disclosed on page 65.

35.          Beginning at page 66, the Company has included its transactions with GM Capital Partners Ltd. and Herbert Lustig during the last two years as related party transactions.

36.          The Company has limited the disclosure in this section to transactions occurring within the last two full years and any subsequent period or which are ongoing except to the extent the disclosure is necessary to understand a transaction that occurred within that time period. In addition, the Company has eliminated the “to our knowledge” limitation from the section.

37.          On page 65, the Company has revised the disclosure to clarify the quantitative and qualitative effects of the sale of the e-plug technology to related parties within the categories specified in paragraphs (a)(1)-(4) of Item 404 of Regulation S-B.

Executive Compensation

38.          Beginning at page 77, the Company has revised the footnote disclosure describing the nature of the amounts referred to in the “all other compensation” column. In addition, the Company has updated the executive compensation information for the most recently completed year.

Part II

Recent Sales of Unregistered Securities

39.          The Company has revised the description of the transactions in which it relied on Section 4(2) of the Securities Act of 1933 to show that the purchasers were accredited investors. See page 84.

40.          On page 85 the Company has provided a description of the services rendered by the consultants and the cash value of the services for the June 22 and December 6, 2004 transactions.

41.          On page 84, the Company has clarified that the one U.S. person to which it issued securities in the November 12, 2004 transaction was an ex-director of the Canadian Navitrak International Corporation. This person resigned from the Board of Directors of the Canadian Company immediately prior to the November 12, 2004 closing and was not a member of the general public. He was an accredited investor. The Company relied on the registration exemption provided by Section 4(2) of the Securities Act of 1933.

Undertakings

42.          The Company has updated its disclosure to include the undertakings outlined in paragraphs (a)(4) and (g)(1) or (g)(2) of Item 512 of Regulation S-B, as applicable. (see page 88).

Legality Opinion

43.          The legal opinion has been revised to state that the common shares issuable upon exercise of the warrants will be duly and validly authorized and issued as fully paid and non-assessable common shares of the Company when the warrants are exercised in accordance with their terms.

44.          The legal opinion has been revised to remove the reference to counsel’s admission to practice in states other than Nevada and to remove the jurisdictional qualification.

45.          The legal opinion has been revised to speak as of a date immediately prior to the desired effective date.

Signatures

46.          The signature page of the Form SB-2 has been revised to conform with the requirements of the Form. In addition, the signature of the person signing on behalf of the Company has been provided and the statement on the Form relating to the other signatories has been included. (see page 90)

47.          The Company has also revised the signature page of the Form SB-2 to indicate who is signing in the capacity of principal accounting officer or controller. (see page 90)

Navitrak International Corporation, formerly Flashpoint International Inc.

Note 3 - Summary of significant accounting policies

Revenue recognition, page F-12

48.          The Company’s main product is a GPS-based navigation, mapping and tracking system that are used by airborne and ground personnel in law enforcement, military, police, fire-fighting, search and rescue and other applications. The system includes the Company’s proprietary software installed in computer and GPS hardware components that meet specific requirements.

While in a majority of the cases, the customer will purchase the entire system (hardware and software) from the Company, occasionally, the customer will only purchase the software license. In that case, the Company will agree with the customers on the specific hardware components that are required and will be responsible for installing the appropriate software. When selling software license only, the Company considers the software license to have been delivered when the software is properly installed in the hardware and the customer signs off the on performance criteria as described in the sales agreement.

As discussed in the Company’s revenue recognition policy, the Company recognizes revenue when the following elements are met.

1)	Persuasive evidence or an arrangement exists
2)	All system components (software and/or hardware) are delivered and properly installed
3)	The Company’s fees are fixed or determinable
4)	Collectibility is probable

As the software license is essential to the functionality of the GPS system, when a customer is purchasing the entire system, the Company defers and recognizes revenue when the entire system is delivered in accordance with paragraph 13 of SOP 97.

In response to Staff’s comment, the Company has amended the policy for Revenue Recognition under Note 3 of the financial statements of Navitrak International Corporation (formerly Flashpoint International Inc. – Successor) and revised the Revenue Recognition policy under Application of Critical Accounting Policies to expand on the description of the Company’s product and the criteria that software license is considered delivered for revenue recognition purposes. The Company is proposing to amend the revenue recognition policy under Note 3 of the financial statements as follows:

Revenues are predominantly derived from sales of products and the provision of consulting services. The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104 Revenue Recognition and Statement of Position (“SOP”) 97-2. The Company sells mainly GPS systems which include computer hardware and software but occasionally, sales consist of software licenses only. When selling only software licenses, the Company is responsible for installing the software onto specific hardware components that meets the specified system requirement. Revenue from the sales of GPS systems, which include hardware and software, is deferred and recognized when the complete system including the software is delivered, the fees are fixed and determinable, the resulting receivable is deemed collectible by management and any uncertainties with regard to customer acceptance are insignificant. Revenue from the sales of software licenses is recognized when the software is delivered, the fees are fixed and determinable and the resulting receivable is deemed collectible by management. The Company considers the software license to have been delivered when the software is properly installed in the specific hardware and customer acceptance has been obtained. In an arrangement with multiple deliverables, the Company allocates fees to various elements based on vendor-specific objective evidence of fair value as defined in SOP 97-2. Revenue from the consulting services is recognized when the services are provided. Amounts collected prior to satisfying the above revenue recognition criteria are reflected as customer deposits.

49.          As mentioned previously, the Company only recognizes revenue when all four of the criteria listed above in comment # 48 have been met. The Company considers the products to have been delivered when the customer signs-off on the acceptance of the delivered products. This act signifies that the installed products meet the performance criteria as described in the sales agreement and the Company has fulfilled its obligation under the agreement.

Paragraph 20 of SOP 97-2 states that

After delivery, if uncertainty exists about customer acceptance of the software, license revenue should not be recognized until acceptance occurs.

AICPA TPA 5100.67 expands on the definition of “uncertainty” to clarify that the term only intends to mean “significant uncertainty”. By obtaining a sign-off from the customer that the Company has met all the performance criteria described in the sales agreement, there is no uncertainty about customer acceptance. Thus, the Company’s revenue recognition policy is consistent with paragraph 20 of SOP 97-2 and AICPA TPA 5100.67.

In response to Staff’s comment, the Company has amended the statement on page 43 of the SB-2 regarding the Company’s limited sales in 2005.

Note 6 - Deferred patent costs - discontinued operations, page F17

50.          a) As described in Note 6 of the financial statements, in April 2004, as the Company is contemplating acquiring the net assets of the business of selling GPS-based systems from the predecessor, the Company transferred the rights to certain spark-plug technology, which formed the basis of its sole business prior to April 2004, to certain shareholders of the Company in exchange for 375,000 common shares of Invisa Inc. and 28,000,000 shares of common stock of the Company. The transaction meets the definition of a non-reciprocal transfers with owners as described in paragraph 5 of Accounting Principles Board Opinion (“APB”) No. 29 (as amended), Accounting for Nonmonetary Transactions. As described in APB No. 29 paragraph 18, the Board concludes that a non-reciprocal transfer of a nonmonetary asset to a stockholder should be recorded at fair value and a gain or loss should be recognized on the disposition of the asset. Paragraph 18 went on to state that:

The fair value of an entity’s own stock reaquired may be a more clearly evident measure of the fair value of the asset distributed in a nonreciprocal transfer if the transaction involved distribution of a nonmonetary asset to eliminate a disproportionate part of owners’ interests (that is, to acquire stock for the treasury or for retirement).

In addition, Issue 12 of EITF 01-2 clarifies APB No. 29, that for a non-pro rata split-off of a segment of a business in a corporate plan of reorganization should be accounted for at fair value. Accordingly, the Company recorded the transferred of the rights to certain spark-plug technology to its shareholders at the fair value of the shares acquired for the treasury.

b)        In response to Staff’s comment, the Company has amended Note 6 of the financial statements to describe the counterparties as “certain shareholders of the Company”.

Note 13 - Stock based Compensation

Warrants, pages F24 and F25

51.          The initial term of the consulting agreement with GM Capital is 24 months. Following the expiration of the Initial Term, the consulting agreement will be automatically extended until terminated by either party for any reason.

The vesting periods for the warrants issued are as follows:

Number of warrants	Exercise price	Vesting date
2,000,000	$0.25	January 15, 2006
1,000,000	$0.50	January 15, 2006
1,000,000	$1.00	September 15, 2006

The Company calculated the fair value of warrants issued to GM Capital using Black Scholes Option Pricing model. In accordance with EITF 96-18, the measurement date of the transaction is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached (a “performance commitment”) or (2) the date at which the counterparty’s performance is complete. Footnote 3 defines “performance commitment” as “a commitment under which performance by the counterparty to earn the equity instruments is probable because of sufficiently large disincentives for non-performance” and forfeiture of the equity instruments is not considered a sufficiently large disincentives. Accordingly, the measurement date for the warrants issued to GM Capital for consulting services is the date the consulting service was performed. Since the contract has an indefinite term (due to the automatic extension), the fair value of the warrants is then measured and recognized over the vesting period. Any unvested warrants are remeasured on each balance sheet date until the warrants are vested. Upon vesting, the rights conveyed by the warrants is no longer dependent upon providing the service and service is presumed to have been completed.

In response to Staff’s comment, the Company confirms that the full term of the warrants is used in the Black Scholes Option Method instead of the expected term.

52.          In response to Staff’s comment, the Company will evaluate the classification of the warrants upon vesting in accordance with paragraphs 12 to 32 of EITF 00-19 in future filings. As the vesting dates of the warrants are January 15, 2006 and September 15, 2006, a time subsequent to the period reported, the warrants were accounted for in accordance with SFAS

No.123 Share-Based Payment which is thus subject to scope exception 11(b) of SFAS No. 133 Accounting for Derivative Instruments and Hedging Activities.

Note 15 - Business Combinations

(a)	Acquisition of Net Assets of Predecessor, pages F26 and F27

53.          Successor Navitrak was not considered a public shell company because prior to the acquisition of the net assets, it was involved in the business of developing and marketing spark-plug technology known as “e-plug”. Although it did not generate any revenue, the e-plug business represented the sole operation of Successor Navitrak from October 2001 until the split-off in April 2004. It is only in contemplation of the acquisition that the business and related assets of e-plug was discontinued and split-off.

The transaction in question involved the acquisition of the net assets of the business of developing and selling of the GPS-based navigational system in exchange for cash, debt and the issuance of common shares. Prior to the acquisition, the two parties involved, Successor and Predecessor Navitrak, were unrelated and as a result of the transaction, there was a 100% change of control of the net assets related to the GPS-based business. As such, the transaction meets the definition of a business combination as discussed in the speech by Commission Staff, Pamela Schlosser at the AICPA conference in December 2005 and thus was recorded accordingly in accordance with SFAS 141, which is the appropriate accounting guidance for business combinations per Commission Staff’s speech.

54.          The 2,230,000 shares of common stock were issued to certain employees and management as compensation bonuses for past services. In accordance with SFAS 123 Accounting for Stock-based Compensation, compensation expense related to unrestricted fully vested equity instruments issued for employees past services should be expensed immediately. Consequently, the difference between the fair value of the Company’s common stock and the discounted price of the issued shares was recorded as general and administrative expense in the Statement of Operation for the year ended December 31, 2004.

In response to Staff’s comment, the Company confirms that the shares issued are not restricted and fully vested. Although occurred concurrently, the issuance of the shares was not a condition of the acquisition and there are no associated services requirements.

Pro Forma Financial Information, Page F79

55.          In response to Staff’s comment, the Company will remove the pro forma financial information from the future filing that includes the audited financial statements for the year ended December 31, 2005.

We look forward to any further comments you may have regarding the Amendment or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3151.

Yours truly,

CLARK WILSON LLP

Per: /s/ Ethan P. Minsky

Ethan P. Minsky

EPM/cjb

Encl.